Accounts Receivable and Others - Schedule of Recoverable Taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Recoverable Taxes [Abstract]
Withholding income tax (IRRF) on financial investments to be offset	R$ 4,077	R$ 10,427
Income tax losses and social contribution carryforwards	17
Other recoverable taxes and contributions	1,315
Tax on value added - IVA – (Paraguay/Bolivia)	8,224	8,786
Other recoverable taxes	81	115
IRPJ/CSLL Estimative	1,934	57
Total current	15,648	19,385
ICMS recoverable	10,649	12,263
Non-cumulative PIS and COFINS to be offset	45,757	30,124
IRRF on financial investments to be offset	1,367	1,359
INSS recoverable		46
Tax on value added - IVA – (Paraguay/Bolivia)	18,160	16,518
Other recoverable taxes	156
Total noncurrent	R$ 76,089	R$ 60,310